SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 01, 2018
SHARE CAPITAL
Stock Repurchased During Period, Shares	161,500	170,217
Share repurchased during period, value per share	$ 19.32	$ 16.35
Common share cancellation (note 22)	$ 3,120	$ 2,779	$ 10,203
Common shares [Member]
SHARE CAPITAL
Shares repurchased	161,500	170,217	809,872
Common share cancellation (note 22)	$ 1,933	$ 1,825	$ 8,696
Common shares [Member] | Maximum [Member]
SHARE CAPITAL
Shares authorized to be repurchased				3,580,668
Percentage of shares authorized to be repurchased				9.90%
Retained Earnings [Member]
SHARE CAPITAL
Common share cancellation (note 22)	$ 1,187	$ 954	$ 1,507